Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) $ in Thousands	Dec. 31, 2025 TWD ($)
HIRSCHMANN [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	$ 118,419
Trade and other receivables	1,336,203
Inventories	1,079,301
Property, plant and equipment	745,660
Right-of-use assets	143,629
Others	167,521
Trade and other payables	(745,653)
Lease liabilities	(143,629)
Net defined benefit liabilities	(204,975)
Others	(200,276)
Fair value of identifiable net assets acquired	2,296,200
ASEPCAYMAN [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	404,573
Trade and other receivables	213,592
Inventories	58,564
Property, plant and equipment	919,648
Right-of-use assets	0
Others	69,707
Trade and other payables	(263,095)
Lease liabilities	0
Net defined benefit liabilities	(158,053)
Others	(71,848)
Fair value of identifiable net assets acquired	1,173,088
CHE [Member]
Disclosure of detailed information about business combination [Line Items]
Cash and cash equivalents	1,381,103
Trade and other receivables	87,935
Inventories	112,115
Property, plant and equipment	421,792
Right-of-use assets	96,894
Others	197,450
Trade and other payables	(200,453)
Lease liabilities	(96,894)
Net defined benefit liabilities	0
Others	(54,264)
Fair value of identifiable net assets acquired	$ 1,945,678